SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Large Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated April 13, 2006
to the Class A Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Small/Mid Cap Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers" under the sub-section entitled "Small/Mid Cap Equity Fund," the following paragraph is hereby added:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Los Angeles, California 90025, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund's assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds and David R. Borger. Mr. Stevens, a CFA and Principal, is the Chairman and Chief Compliance Officer of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital. Before joining LA Capital in 2002, Mr. Stevens, Mr. Reynolds and Mr. Borger were all employed by Wilshire Associates.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity Fund.

Change in Sub-Adviser for the Large Cap Value Fund and Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value and Tax-Managed Large Cap Funds. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Franklin Portfolio Associates, LLC (FPA) under the sub-sections entitled "Large Cap Value Fund" and "Tax-Managed Large Cap Fund" are hereby deleted. In addition, under the sub-section entitled "Large Cap Value Fund," the following paragraph is hereby added:

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, Chief Investment Officer, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz's role is to set policy for the investment strategy and to implement and supervise the optimization process. He has been with INTECH since 1987. INTECH's portfolio management team also consists of David Hurley, Executive Vice President & Chief Operating Officer, whose role is to provide daily oversight of the investment process, Dr. Carey Maguire, Senior Investment Officer, whose role is to supervise implementation of the portfolio management and trading process, and Joseph Runnels, Vice President of Portfolio Management, whose role is to implement the day-to-day portfolio management and trading process for client portfolios. These individuals have been with INTECH for 19, 18, 15 and 8 years, respectively.

There are no other changes to the sub-advisers of the Large Cap Value and Tax-Managed Large Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-403

SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Large Cap Value Fund

Supplement Dated April 13, 2006
to the Class I Shares Prospectus Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Small/Mid Cap Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers" under the sub-section entitled "Small/Mid Cap Equity Fund," the following paragraph is hereby added:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Los Angeles, California 90025, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund's assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds and David R. Borger. Mr. Stevens, a CFA and Principal, is the Chairman and Chief Compliance Officer of LA Capital. Mr. Reynolds, a CFA and Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, a CFA and Principal, is the Director of Research for LA Capital. Before joining LA Capital in 2002, Mr. Stevens, Mr. Reynolds and Mr. Borger were all employed by Wilshire Associates.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity Fund.

Change in Sub-Adviser for the Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Franklin Portfolio Associates, LLC (FPA) under the sub-section "Large Cap Value Fund" is hereby deleted and replaced with the following:

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, Chief Investment Officer, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz's role is to set policy for the investment strategy and to implement and supervise the optimization process. He has been with INTECH since 1987. INTECH's portfolio management team also consists of David Hurley, Executive Vice President & Chief Operating Officer, whose role is to provide daily oversight of the investment process, Dr. Carey Maguire, Senior Investment Officer, whose role is to supervise implementation of the portfolio management and trading process, and Joseph Runnels, Vice President of Portfolio Management, whose role is to implement the day-to-day portfolio management and trading process for client portfolios. These individuals have been with INTECH for 19, 18, 15 and 8 years, respectively.

There are no other changes to the sub-advisers of the Large Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-404

SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Equity Fund
Large Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated April 13, 2006
to the Statement of Additional Information ("SAI") Dated January 31, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Small/Mid Cap Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added:

LOS ANGELES CAPITAL MANAGEMENT AND RESEARCH, INC—Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a sub-adviser to a portion of the assets of the Small/Mid Cap Equity Fund. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

LA Capital

Compensation.  SIMC pays LA Capital a fee based on the assets under management of the Small/Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between L.A. Capital and SIMC. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small/Mid Cap Equity Fund. The following information relates to the period beginning March 8, 2006.

LA Capital's portfolio managers are all principals of the firm. Their compensation includes salaries and distributions of profit based upon their pro-rata ownership of LA Capital.

Ownership of Fund Shares.  As of the end of the Small/Mid Cap Equity Fund's most recently completed fiscal year, LA Capital portfolio managers did not beneficially own any shares of the Small/Mid Cap Equity Fund.

Other Accounts.  As of March 8, 2006, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Thomas Stevens	8	$647,400,000	—	—	25		$2,551,600,000
	—	—	—	—	4	*	$502,700,000
Hal Reynolds	8	$647,400,000	—	—	25		$2,551,600,000
	—	—	—	—	4	*	$502,700,000
Dave Borger	8	$647,400,000	—	—	25		$2,551,600,000
	—	—	—	—	4	*	$502,700,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.  LA Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small/Mid Cap Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include the funds listed above. The Other Accounts might have similar investment objectives as the Small/Mid

Cap Equity Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small/Mid Cap Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LA Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LA Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small/Mid Cap Equity Fund. Because of their positions with the Small/Mid Cap Equity Fund, the portfolio managers know the size, timing, and possible market impact of the Small/Mid Cap Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small/Mid Cap Equity Fund. However, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LA Capital's portfolio managers' management of the Small/Mid Cap Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small/Mid Cap Equity Fund. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small/Mid Cap Equity Fund. Notwithstanding this theoretical conflict of interest, it is LA Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LA Capital's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small/Mid Cap Equity Fund, such an approach might not be suitable for the Small/Mid Cap Equity Fund given its investment objectives and related restrictions.

There are no other changes to the sub-advisers of the Small/Mid Cap Equity Fund.

Change in Sub-Adviser for the Large Cap Value Fund and Tax Managed Large Cap Fund

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value and Tax-Managed Large Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Franklin Portfolio Associates, LLC (FPA) is hereby deleted.

In addition, under the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Enhanced Investment Technologies, LLC is hereby deleted and replaced with the following:

ENHANCED INVESTMENT TECHNOLOGIES, LLC—Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser to a portion of the assets of the Large Cap Diversified Alpha, Large Cap Value and Large Cap Growth Funds. Janus Capital Group Inc. indirectly owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.

Finally, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

INTECH

Compensation.  SIMC pays INTECH a fee based on the assets under management of the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds as set forth in an investment sub-advisory agreement between INTECH and SIMC. INTECH pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds. The following information relates to the period beginning March 8, 2006.

For managing the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds and all Other Accounts, INTECH's portfolio managers receive base pay in the form of a fixed annual salary paid by INTECH. This pay is not directly based on performance or assets of the Large Cap Growth, Large Cap

Value and Large Cap Diversified Alpha Funds or Other Accounts. INTECH's portfolio managers are also eligible for a cash bonus as determined by INTECH, which is not directly based on performance or assets of the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds or Other Accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

Some of the portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the Janus Executive Income Deferral Program.

Ownership of Fund Shares.  As of end of the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds' most recently completed fiscal years, INTECH's portfolio managers did not beneficially own any shares of the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds.

Other Accounts. As of March 8, 2006, in addition to the Large Cap Growth and Large Cap Diversified Alpha Funds, INTECH's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Dr. Robert Fernholz	13	$4,718,014,604	19	$6,674,686,161	311		$36,534,161,959
	—	—	—	—	36	*	$6,397,500,079
David E. Hurley	13	$4,718,014,604	19	$6,674,686,161	311		$36,534,161,959
	—	—	—	—	36	*	$6,397,500,079
Dr. Cary Maguire	13	$4,718,014,604	19	$6,674,686,161	311		$36,534,161,959
	—	—	—	—	36	*	$6,397,500,079
Joseph Runnels	13	$4,718,014,604	19	$6,674,686,161	311		$36,534,161,959
	—	—	—	—	36	*	$6,397,500,079

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest.  As shown in the table above, the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds' portfolio managers may manage Other Accounts with investment strategies similar to the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds. Fees earned by INTECH may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in Other Accounts outperforming the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Large Cap Growth, Large Cap Value and Large Cap Diversified Alpha Funds. However, INTECH believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

There are no other changes to the sub-advisers of the Large Cap Value and Tax Managed Large Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-406